Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Current assets
Cash and cash equivalents	$ 9,193,089	$ 6,477,885
Restricted cash	350,000
Other receivables	62,966	70,810
Prepaid expenses and deposits	415,987	265,469
Short-term investments	100,000	50,000
Total current assets	10,122,042	6,864,164
Non-current assets
Reclamation deposits	553,816	553,816
Land, property and equipment	1,790,650	1,818,483
Exploration and evaluation assets	55,885,728	57,650,312
Investment in joint venture	1,073,514	1,388,352
Total assets	69,425,750	68,275,127
Current liabilities
Accounts payable and accrued liabilities	2,573,937	1,634,452
Due to joint venture	26,621	34,283
Due to related parties	30,013	143,958
Current lease liabilities	76,103
Short-term credit facility	350,000
Total current liabilities	3,056,674	1,812,693
Non-Current Liabilities
Lease liabilities	6,039
Government loan	40,000
Rehabilitation provisions	815,828	816,694
Total liabilities	3,918,541	2,629,387
Equity
Issued capital	128,181,627	115,499,094
Reserves	9,102,695	9,939,966
Accumulated deficit	(59,934,831)	(51,227,491)
Accumulated other comprehensive loss	(13,046,696)	(8,565,829)
Total equity attributable to shareholders of the Company	64,302,795	65,645,740
Non-controlling interests	1,204,414
Total equity	65,507,209	65,645,740
Total equity and liabilities	$ 69,425,750	$ 68,275,127